Financial Instruments (Details 1)	Oct. 31, 2018 USD ($)	Aug. 31, 2018 CAD ($)	Oct. 31, 2017 USD ($)	Aug. 31, 2017 CAD ($)
IfrsStatementLineItems [Line Items]
Net liabilities CDN dollar equivalent at period end		$ 832,361		$ 529,823
Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Convertible promissory notes	$ 265,277		$ 640,065
Convertible debentures	1,141,060
Interest payable (notes 11, 12)	470,134		$ 154,978
Year 1 [Member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	2,382,694
Convertible promissory notes	265,277
Long-term debt
Convertible debentures
Due to employee/officer	104,000
Interest payable (notes 11, 12)	470,134
Deferred rent
Finance lease	99,134
Net liabilities CDN dollar equivalent at period end	3,321,239
Years 2 To 3 [Member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Convertible promissory notes	1,034,099
Long-term debt	50,000
Convertible debentures	931,099
Due to employee/officer
Interest payable (notes 11, 12)
Deferred rent	31,256
Finance lease	97,680
Net liabilities CDN dollar equivalent at period end	$ 2,144,134